3. SIGNIFICANT ACCOUNTING POLICIES: Right of Use (ROU) Asset: Schedule of Lease Liability (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Lease Liability
Lease Liability
Current	$58,979
Non- Current	$152,365
Total lease liability as of December 31, 2024	$211,344